Derivatives (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Of Non Hedge Derivatives Immaterial Assertion		not material
Interest rate swap duration, minimum		5
Interest rate swap duration, maximum		10
Non-hedge derivatives immaterial		not material
Fair value hedge ineffectiveness		The Company did not realize any ineffectiveness related to fair value hedges during 2011, 2010 and 2009.
Cash flow hedge ineffectiveness		The Company did not realize any ineffectiveness related to cash flow hedges during 2011, 2010 and 2009.
Intercompany Foreign Currency Derivatives, Cash Received or Paid At Settlement		$ 2.4	$ 3.8	$ 109.0
Pretax Losses Reclassified to AOCI	$ 2.4